CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Parenthetical) - USD ($)	3 Months Ended	6 Months Ended
	Jun. 30, 2017	Sep. 30, 2017
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs	$ 379,828	$ 444,475